SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total convertible notes	$ 9,547,023	$ 771,738
Less discounts	(63,345)	(213,081)
Total convertible notes, net of discount	9,483,678	558,657
Less current portion	(9,483,678)	(558,657)
Total convertible notes, net of discount - long term
Less discounts		(213,081)
1800 Diagonal Convertible Note #1 [Member]
Short-Term Debt [Line Items]
Total convertible notes		85,000
1800 Diagonal Convertible Note #1 [Member] | Due On July Two Thousand Twenty Three [Member]
Short-Term Debt [Line Items]
Total convertible notes		85,000
1800 Diagonal Convertible Note #2 [Member]
Short-Term Debt [Line Items]
Total convertible notes		64,250
1800 Diagonal Convertible Note #2 [Member] | Due On September Two Thousand Twenty Three [Member]
Short-Term Debt [Line Items]
Total convertible notes		64,250
1800 Diagonal Convertible Note #3 [Member]
Short-Term Debt [Line Items]
Total convertible notes	42,773	122,488
1800 Diagonal Convertible Note #3 [Member] | Due On October Two Thousand Twenty Three [Member]
Short-Term Debt [Line Items]
Total convertible notes		122,488
1800 Diagonal Convertible Note #4 [Member]
Short-Term Debt [Line Items]
Total convertible notes	104,250
Mast Hill Convertible Note [Member]
Short-Term Debt [Line Items]
Total convertible notes	250,000	250,000
Mast Hill Convertible Note [Member] | Due On March Two Thousand Twenty Three [Member]
Short-Term Debt [Line Items]
Total convertible notes		250,000
Blue Lake Convertible Note [Member]
Short-Term Debt [Line Items]
Total convertible notes	250,000	250,000
Blue Lake Convertible Note [Member] | Due On March Two Thousand Twenty Three [Member]
Short-Term Debt [Line Items]
Total convertible notes		250,000
International Real Estate Development [Member]
Short-Term Debt [Line Items]
Total convertible notes	$ 8,900,000